INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

The Group’s intangible assets, presented in the following table, arose from the acquisition of Shanghai Ouku on May 24, 2010 and the acquisition of the fashion-focused site business from Ador Inc. on December 31, 2013.

	December 31, 2015				December 31, 2016
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount

Intangible assets not subject to amortization:
Trademark/Domain Name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology Platform	90	(90)	—	—	90	(90)	—	—
- Non-compete Agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer Base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	36	(24)	—	12	36	(36)	—	—
- Members	20	(10)	—	10	20	(15)	—	5

	$1,407	$(153)	$(1,022)	$232	$1,407	(170)	$(1,022)	$215

The amortization expenses incurred for the years ended December 31, 2014, 2015 and 2016 were $17, $17 and $17, respectively. The remaining carry balance at December 31, 2016 of intangible assets subject to amortization of $5 will be fully amortized during the year ending December 31, 2017.